Financial Instruments	12 Months Ended
Dec. 31, 2019
TextBlock [abstract]
Financial Instruments
34.	FINANCIAL INSTRUMENTS

a.	Categories of financial instruments

	December 31, 2018	December 31, 2019
	NT$	NT$
	(In Millions)	(In Millions)
Financial assets
FVTPL (Note 1)	$3,504.6	$326.8
FVTOCI (Note 2)	107,067.5	134,776.8
Hedging financial assets	23.5	25.9
Amortized cost (Note 3)	745,585.8	612,740.6

	$856,181.4	$747,870.1

Financial liabilities
FVTPL (Note 4)	$40.8	$982.3
Hedging financial liabilities	155.8	1.8
Amortized cost (Note 5)	318,475.8	533,581.7

	$318,672.4	$534,565.8

Note 1:	Financial assets mandatorily measured at FVTPL.
Note 2:	Including notes and accounts receivable (net), equity and debt investments.
Note 3:	Including cash and cash equivalents, financial assets at amortized cost, notes and accounts receivable (including related parties), other receivables and refundable deposits.
Note 4:	Held for trading.
Note 5:	Including short-term loans, accounts payable (including related parties), payables to contractors and equipment suppliers, cash dividends payable, accrued expenses and other current liabilities, bonds payable and guarantee deposits.

b.	Financial risk management objectives
The Company seeks to ensure that sufficient cost-efficient funding is readily available when needed. The Company manages its exposure to foreign currency risk, interest rate risk, equity price risk, credit risk and liquidity risk with the objective to reduce the potentially adverse effects the market uncertainties may have on its financial performance.
The plans for material treasury activities are reviewed by Audit Committees and/or Board of Directors in accordance with procedures required by relevant regulations or internal controls. During the implementation of such plans, the corporate treasury function must comply with certain treasury procedures that provide guiding principles for overall financial risk management and segregation of duties.

c.	Market risk
The Company is exposed to the financial market risks, primarily changes in foreign currency exchange rates, interest rates and equity investment prices. A portion of these risks is hedged.

Foreign currency risk
The majority of the Company’s revenue is denominated in U.S. dollar and over one-half
of its capital expenditures are denominated in currencies other than NT dollar, primarily in U.S. dollar, Japanese yen and Euro. As a result, any significant fluctuations to its disadvantage in exchanges rate of NT dollar against such currencies, in particular a weakening of U.S. dollar against NT dollar, would have an adverse impact on the revenue and operating profit as expressed in NT dollar. The Company uses foreign currency derivative contracts, such as currency forwards or currency swaps, to protect against currency exchange rate risks associated with non-NT
dollar-denominated assets and liabilities and certain forecasted transactions. The Company utilizes U.S. dollar denominated debt to partially offset currency risk arising from U.S. dollar denominated receivables for statements of financial position hedges. These hedges reduce, but do not entirely eliminate, the financial impact on the Company caused by the effect of foreign currency exchange rate movements on the assets and liabilities.
Based on a sensitivity analysis performed on the Company’s total monetary assets and liabilities for the years ended December 31, 2017, 2018 and 2019, a hypothetical adverse foreign currency exchange rate change of 10% would have decreased its net income by NT$867.9 million, NT$506.4 million and NT$2,137.3 million, respectively, and decreased its other comprehensive income by NT$265.9 million, NT$315.6 million and NT$107.7 million, respectively, after taking into account hedges and offsetting positions.
Interest rate risk
The Company is exposed to interest rate risks primarily related to its investment portfolio and bank loans. Changes in interest rates affect the interest earned on the Company’s cash and cash equivalents as well as fixed income securities and the fair value of those securities, as well as the interest paid on its bank loans. Because all of the Company’s bonds issued are fixed-rate and measured at amortized cost, changes in interest rates would not affect the cash flows and the fair value.
The Company’s cash and cash equivalents as well as fixed income investments in both fixed- and floating-rate securities carry a degree of interest rate risk. The majority of the Company’s fixed income investments are fixed-rate securities and classified as FVTOCI, and may have their fair value adversely affected due to a rise in interest rates, while cash and cash equivalents as well as floating-rate securities may generate less interest income than predicted if interest rates fall. The Company has entered, and may enter in the future, into interest rate futures to partially hedge the fair value change in its fixed income investments. However, these hedges can offset only a small portion of the financial impact from movements in interest rates.
The Company classified its investments in fixed income securities as available-for-sale
and
held-to-maturity
financial assets in 2017; as financial assets at FVTPL, financial assets at FVTOCI and financial assets at amortized costs starting from 2018. Because held-to-maturity
fixed income securities and financial assets at amortized costs are measured at amortized cost, changes in interest rates would not affect the fair value. On the other hand, available-for-sale
fixed income securities, financial assets at FVTPL and financial assets at FVTOCI are exposed to fair value fluctuations caused by changes in interest rates. The Company utilized interest rate futures to partially hedge the interest rate risk on its available-for-sale
fixed income investments, financial assets at FVTPL and financial assets at FVTOCI. These hedges may offset only a small portion of the financial impact from movements in interest rates.
Based on a sensitivity analysis performed on fixed income investments at the end of the reporting period, an interest rate increase of 100 basis points (1.00%) across all maturities would have decreased the fair value by NT$2,119.7 million, NT$2,697.8 million and NT$3,517.4 million for the years ended, 2017, 2018 and 2019, respectively. The decreases were composed of NT$2,119.7 million decrease, NT$2,450.0 million decrease and NT$3,516.6 million decrease in other comprehensive income for the years ended, 2017, 2018 and 2019, and NT$247.8 million decrease and NT$0.8 million decrease in net income for the years ended, 2018 and 2019, respectively.

As for the Company’s bank loans, all of them are floating-rate loans. A rise in interest rates may incur higher interest expense than predicted.
Other price risk
The Company is exposed to equity price risk arising from
available-for-sale
equity investments for 2017 and financial assets at FVTOCI for both 2018 and 2019.
Assuming a hypothetical decrease of 10% in prices of the equity investments at the end of the reporting period for the years ended December 31, 2017, 2018 and 2019, the other comprehensive income would have decreased by NT$703.0 million, NT$427.1 million and NT$401.9 million, respectively.

d.	Credit risk management
Credit risk refers to the risk that a counterparty will default on its contractual obligations resulting in financial losses to the Company. The Company is exposed to credit risks from operating activities, primarily trade receivables, and from investing activities, primarily deposits, fixed-income investments and other financial instruments with banks. Credit risk is managed separately for business related and financial related exposures. As of the end of the reporting period, the Company’s maximum credit risk exposure is equal to the carrying amount of financial assets.
Business related credit risk
The Company’s trade receivables are from its customers worldwide. The majority of the Company’s outstanding trade receivables are not covered by collaterals or guarantees. While the Company has procedures to monitor and manage credit risk exposure on trade receivables, there is no assurance such procedures will effectively eliminate losses resulting from its credit risk. This risk is heightened during periods when economic conditions worsen.
As of December 31, 2018 and 2019, the Company’s ten largest customers accounted for 79% of accounts receivable in both years. The Company considers the concentration of credit risk for the remaining accounts receivable not material.
Financial credit risk
The Company mitigates its financial credit risk by selecting counterparties with investment-grade credit ratings and by limiting the exposure to any individual counterparty. The Company regularly monitors and reviews the limit applied to counterparties and adjusts the limit according to market conditions and the credit standing of the counterparties.
The risk management of expected credit loss for financial assets at amortized cost and investments in debt instruments at FVTOCI is as follows:
The Company only invests in debt instruments that are rated as investment grade or higher. The credit rating information is supplied by external rating agencies. The Company assesses whether there has been a significant increase in credit risk since initial recognition by reviewing changes in external credit ratings, financial market conditions and material information of the bond issuers.

The Company assesses the
12-month
expected credit loss and lifetime expected credit loss based on the probability of default and loss given default provided by external credit rating agencies. The current credit risk assessment policies are as follows:

Category	Description	Basis for Recognizing Expected Credit Loss	Expected Credit Loss Ratio
Performing	Credit rating on trade date and valuation date: (1) Within investment grade (2) Between BB+ and BB-	12 months expected credit loss	0—0.1%
Doubtful	Credit rating on trade date and valuation date: (1) From investment grade to non-investment grade (2) From BB+~BB— to B+~CCC-	Lifetime expected credit loss-not credit impaired	—
In default	Credit rating CC or below	Lifetime expected credit loss-credit impaired	—
Write-off	There is evidence indicating that the debtor is in severe financial difficulty and the Company has no realistic prospect of recovery	Amount is written off	~~—~~
For the years ended December 31, 2018 and 2019, the expected credit loss decreases NT$1.1 million and increases NT$0.6 million, respectively. The changes are mainly due to investment portfolio adjustment.

e.	Liquidity risk management
The objective of liquidity risk management is to ensure the Company has sufficient liquidity to fund its business operations over the next 12 months. The Company manages its liquidity risk by maintaining adequate cash and cash equivalent, debt investment at FVTPL, financial assets at FVTOCI-current, and financial assets amortized at cost-current.
The table below summarizes the maturity profile of the Company’s financial liabilities based on contractual undiscounted payments, including principal and interest.

	Less Than 1 Year	1-3 Years	3-5 Years	More Than 5 Years	Total
	NT$	NT$	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)	(In Millions)	(In Millions)
December 31, 2018

Non-derivative financial liabilities
Short-term loans	$88,810.7	$—	$—	$—	$88,810.7
Accounts payable (including related parties)	34,357.4	—	—	—	34,357.4
Payables to contractors and equipment suppliers	43,133.7	—	—	—	43,133.7
Accrued expenses and other current liabilities	50,241.0	—	—	—	50,241.0
Bonds payable	36,039.9	35,340.8	22,979.4	—	94,360.1
Guarantee deposits (including those classified under accrued expenses and other current liabilities)	6,835.7	2,891.6	461.7	—	10,189.0

	259,418.4	38,232.4	23,441.1	—	321,091.9

Derivative financial instruments
Forward exchange contracts
Outflows	49,302.3	—	—	—	49,302.3
Inflows	(49,393.7)	—	—	—	(49,393.7)

	(91.4)	—	—	—	(91.4)

	$259,327.0	$38,232.4	$23,441.1	$—	$321,000.5

December 31, 2019

Non-derivative financial liabilities
Short-term loans	$118,562.6	$—	$—	$—	$118,562.6
Accounts payable (including related parties)	40,206.0	—	—	—	40,206.0
Payables to contractors and equipment suppliers	140,810.7	—	—	—	140,810.7
Accrued expenses and other current liabilities	45,760.9	—	—	—	45,760.9
Bonds payable	32,338.9	7,777.7	18,203.6	—	58,320.2
Lease liabilities (including those classified under accrued expenses and other current liabilities)	2,475.1	2,782.9	2,484.5	10,947.7	18,690.2
Guarantee deposits (including those classified under accrued expenses and other current liabilities)	1,553.0	121.0	55.5	0.4	1,729.9

	381,707.2	10,681.6	20,743.6	10,948.1	424,080.5

Derivative financial instruments
Forward exchange contracts
Outflows	141,450.8	—	—	—	141,450.8
Inflows	(141,128.9)	—	—	—	(141,128.9)

	321.9	—	—	—	321.9

	$382,029.1	$10,681.6	$20,743.6	$10,948.1	$424,402.4

Additional information about the maturity analysis for lease liabilities:

	Less than 5 Years	5-10 Years	10-15 Years	15-20 Years	More Than 20 Years
	NT$	NT$	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)	(In Millions)	(In Millions)
Lease liabilities	$7,742.5	$5,581.1	$3,691.3	$1,600.9	$74.4

f.	Fair value of financial instruments

1)	Fair value measurements recognized in the consolidated statements of financial position
Fair value measurements are grouped into Levels 1 to 3 based on the degree to which the fair value is observable:

•	Level 1 fair value measurements are those derived from quoted prices (unadjusted) in active markets for identical assets or liabilities;

•
Level 2 fair value measurements are those derived from inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly (i.e. as prices) or indirectly (i.e. derived from prices); and

•	Level 3 fair value measurements are those derived from valuation techniques that include inputs for the asset or liability that are not based on observable market data (unobservable inputs).
The timing of transfers between levels within the fair value hierarchy is at the end of reporting period.

2)	Fair value of financial instruments that are measured at fair value on a recurring basis
Fair value hierarchy
The following table presents the Company’s financial assets and liabilities measured at fair value on a recurring basis:

	December 31, 2018
	Level 1	Level 2	Level 3	Total
	NT$	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)	(In Millions)
Financial assets at FVTPL
Mandatorily measured at FVTPL
Agency mortgage-backed securities	$—	$3,419.3	$—	$3,419.3
Forward exchange contracts	—	85.3	—	85.3

	$—	$3,504.6	$—	$3,504.6

Financial assets at FVTOCI
Investments in debt instruments
Corporate bonds	$—	$40,753.6	$—	$40,753.6
Agency bonds/Agency mortgage-backed securities	—	31,288.8	—	31,288.8
Asset-backed securities	—	15,670.3	—	15,670.3
Government bonds	11,006.2	145.1	—	11,151.3
Commercial paper	—	107.6	—	107.6
Investments in equity instruments
Non-publicly traded equity investments	—	—	3,910.7	3,910.7
Publicly traded stocks	590.1	—	—	590.1
Notes and accounts receivable, net	—	3,595.1	—	3,595.1

	$11,596.3	$91,560.5	$3,910.7	$107,067.5

Hedging financial assets
Cash flow hedges
Forward exchange contracts	$—	$23.5	$—	$23.5

Financial liabilities at FVTPL
Held for trading
Forward exchange contracts	$—	$40.8	$—	$40.8

Hedging financial liabilities
Fair value hedges
Interest rate futures contracts	$153.9	$—	$—	$153.9
Cash flow hedges
Forward exchange contracts	—	1.9	—	1.9

	$153.9	$1.9	$—	$155.8

	December 31, 2019
	Level 1	Level 2	Level 3	Total
	NT$	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)	(In Millions)
Financial assets at FVTPL
Mandatorily measured at FVTPL
Forward exchange contracts	$—	$162.1	$—	$162.1
Convertible bonds	—	—	123.8	123.8
Agency mortgage-backed securities	—	40.9	—	40.9

	$—	$203.0	$123.8	$326.8

Financial assets at FVTOCI
Investments in debt instruments
Agency bonds/Agency mortgage-backed securities	$—	$51,966.5	$—	$51,966.5
Corporate bonds	—	51,790.0	—	51,790.0
Government bonds	12,678.1	146.1	—	12,824.2
Asset-backed securities	—	10,815.9	—	10,815.9
Investments in equity instruments
Non-publicly traded equity investments	—	39.2	4,085.1	4,124.3
Notes and accounts receivable, net	—	3,255.9	—	3,255.9

	$12,678.1	$118,013.6	$4,085.1	$134,776.8

Hedging financial assets
Fair value hedges
Interest rate futures contracts	$22.4	$—	$—	$22.4
Cash flow hedges
Forward exchange contracts	—	3.5	—	3.5

	$22.4	$3.5	$—	$25.9

Financial liabilities at FVTPL
Held for trading
Forward exchange contracts	$—	$982.3	$—	$982.3

Hedging financial liabilities
Cash flow hedges
Forward exchange contracts	$—	$1.8	$—	$1.8

Reconciliation of Level 3 fair value measurements of financial assets
The financial assets measured at Level 3 fair value were financial assets at FVTPL and equity investments classified as financial assets at FVTOCI. Reconciliations for the years ended December 31, 2018 and 2019 were as follows:

	Years Ended December 31
	2018	2019
	NT$	NT$
	(In Millions)	(In Millions)
Balance, beginning of year	$5,841.4	$3,910.7
Additions	212.5	372.3
Recognized in other comprehensive income	(2,141.4)	129.5
Disposals and proceeds from return of capital of investments	(175.8)	(76.5)
Transfers out of level 3 (Note)	—	(43.6)
Effect of exchange rate changes	174.0	(83.5)

Balance, end of year	$3,910.7	$4,208.9

Note:	The transfer from level 3 to level 2 is because observable market data became available for the equity investments.
Valuation techniques and assumptions used in Level
 2 fair value measurement
The fair values of financial assets and financial liabilities are determined as follows:

•
The fair values of corporate bonds, agency bonds, agency mortgage-backed securities, asset-backed securities, government bonds, commercial papers and non-publicly
traded equity investments are determined by quoted market prices provided by third party pricing services.

•	Forward exchange contracts are measured using forward exchange rates and the discounted curves that are derived from quoted market prices.

•	The fair value of accounts receivables classified as at FVTOCI are determined by the present value of future cash flows based on the discount rate that reflects the credit risk of counterparties.
Valuation techniques and assumptions used in Level
 3 fair value measurement
The fair values of
non-publicly
traded equity investments are mainly determined by using the asset approach, income approach and market approach.
The asset approach takes into account the net asset value measured at the fair value by independent parties. On December 31, 2018 and 2019, the Company uses unobservable inputs derived from discount for lack of marketability by 10%. When other inputs remain equal, the fair value will decrease by NT$31.4 million and NT$34.8 million if discounts for lack of marketability increase by 1%.
The income approach utilizes discounted cash flows to determine the present value of the expected future economic benefits that will be derived from the investment. On December 31, 2018 and 2019, the Company uses unobservable inputs, which include expected returns, discount rate of 10%, discount for lack of marketability of 10%, and discounts for lack of control of 10%.
For the remaining few investments, the market approach is used to arrive at their fair values, for which the recent financing activities of investees, the market transaction prices of the similar companies and market conditions are considered.

In addition, the fair values of convertible bonds are determined by the present value of future cash flow based on a discount rate reflecting issuer’s credit spread and market conditions, combined with the fair value of conversion option estimated by the option pricing model considering recent financing activities of the investee and market transaction prices of the similar companies.

3)	Fair value of financial instruments that are not measured at fair value
Except as detailed in the following table, the Company considers that the carrying amounts of financial instruments in the consolidated financial statements that are not measured at fair value approximate their fair values.
Fair value hierarchy
The table below sets out the fair value hierarchy for the Company’s assets and liabilities which are not required to measure at fair value:

	December 31, 2018
	Carrying	Level 2
	Amount	Fair Value
	NT$	NT$
	(In Millions)	(In Millions)
Financial assets
Financial assets at amortized costs
Corporate bonds	$19,511.8	$19,554.5
Commercial paper	2,294.1	2,296.2

	$21,805.9	$21,850.7

Financial liabilities
Financial liabilities at amortized costs
Bonds payable	$91,800.0	$93,171.3

	December 31, 2019
	Carrying	Level 2
	Amount	Fair Value
	NT$	NT$
	(In Millions)	(In Millions)
Financial assets
Financial assets at amortized costs
Corporate bonds	$7,648.8	$7,718.7

Financial liabilities
Financial liabilities at amortized costs
Bonds payable	$56,900.0	$57,739.1

Valuation techniques and assumptions used in Level
 2 fair value measurement
The fair value of corporate bonds is determined by quoted market prices provided by third party pricing services.
The fair value of commercial paper is determined by the present value of future cash flows based on the discounted curves that are derived from the quoted market prices.

The fair value of the Company’s bonds payable is determined by quoted market prices provided by third party pricing services.